Taxation - Disclosure of Information About Income Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Major components of tax expense (income) [abstract]
Income (loss) for the year	$ (234,467)	$ (199,953)	$ 92,549
Income tax expense
Income (loss) net of income tax	(234,467)	(199,953)	92,549
Income tax expense (recovery) using the Company's domestic tax rate	(62,000)	(52,000)	24,000
Non-deductible (deductible) expenses and other	(2,000)	1,000	(2,000)
Change in deferred tax rates	(92,000)
Differences in statutory tax rates	(1,000)
Changes in unrecognized temporary differences	157,000	51,000	(22,000)
Reconciliation of effective tax rate (Total)